UNITED STATES SECURITIES AND EXCHANGE COMMISSION
		Washington, DC 20549
		FORM 13F
		FORM 13F Cover Page

This amendment (check only one): [ ] is a restatement
                                 [ ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: TRAFALGAR ASSET MANAGERS LTD
Address: 55 Baker St
London W1U 8EW, United Kingdom

Form 13f - File Number: 028-11791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person signing this report of the Reporting Manager:

Name: Mr N. Turdean
Title: Compliance Officer
Phone: +44-207-563-9401

Signature, Place and Date of Signing

Nick Turdean
London
NOVEMBER 10, 2010.
_______________

REPORT TYPE

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)
[ ] 13f NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion is reported by other reporting manager(s)).
List of other Managers reporting for this Manager: NONE

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FORM 13F SUMMARY PAGE

REPORT SUMMARY
______________

NUMBER OF OTHER INCLUDED MANAGERS:	0
FORM 13F INFORMATION TABLE ENTRY TOTAL: 35
FORM 13F INFORMATION TABLE VALUE TOTAL:	$310,124.30 (thousands)

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

FORM 13F INFORMATION TABLE
__________________________

COL 1                   COL 2 COL 3      COL 4       COL 5       COL6 COL7 COL8
_______________________________________________________________________________
ISSUER  	        TITLE     		  SHS     SH/PUT           VOT
		        OF	       VALUE	  OR	  PRN/	 INV OTHER AUTH
		        CLASS CUSIP    (X$1000)   PRN AMT CALL   DISC MGRS SOLE
_______________________________________________________________________________

Playboy Enterprises Inc Com  728117300   3,793.28   737,993 CL B  yes  no  sole
Wells Fargo & Co        OPT  949746951   5,023.00   200,000 PUT   yes  no  sole
Apache Corp	        Com  037411105   4,274.16    43,721 SH	  yes  no  sole
GLG Partners Inc        Com  37929X107   3,487.67   775,038 SH	  yes  no  sole
GLG Partners Inc        WRT  37929X907   3,107.25   690,500 CALL  yes  no  sole
General Motors Fin Co   OPT  03060R901   4,892.00   200,000 CALL  yes  no  sole
Alcon Inc               OPT  H01301902 178,648.77 1,071,100 CALL  yes  no  sole
Alcon Inc               OPT  H01301902  16,679.00   100,000 CALL  yes  no  sole
ADC Telecoms Inc        Com  000886309   2,003.81   158,154 SH    yes  no  sole
ADC Telecoms Inc        OPT  000886909   1,638.23   129,300 CALL  yes  no  sole
ADC Telecoms Inc        OPT  000886909   5,568.47   439,500 CALL  yes  no  sole
ADC Telecoms Inc        OPT  000886909     812.15    64,100 CALL  yes  no  sole
Burger King Hldgs Inc   Com  121208201   8,119.20   340,000 SH    yes  no  sole
Cogent Inc	        Com  19239Y108   2,000.32   188,000 SH    yes  no  sole
Dollar Thrifty Aut Gp   Com  256743105   7,671.42   153,000 SH    yes  no  sole
Dollar Thrifty Aut Gp   OPT  256743905   3,835.71    76,500 CALL  yes  no  sole
Dynegy Inc	        OPT  26817G900   6,428.89 1,320,100 CALL  yes  no  sole
Genzyme Corp	        OPT  372917904   6,371.10    90,000 CALL  yes  no  sole
L-1 Identity Slns Inc   OPT  50212A956   6,627.45   565,000 PUT   yes  no  sole
M&T Bank Corp	        OPT  55261F954   4,172.31    51,000 PUT	  yes  no  sole
NBTY Inc	        Com  628782104     835.70    15,200 SH    yes  no  sole
Netezza Corp	        Com  64111N101   4,742.61   175,978 SH    yes  no  sole
Netezza Corp	        OPT  64111N901   3,775.70   140,100 CALL  yes  no  sole
Netezza Corp	        OPT  64111N951     431.20    16,000 PUT   yes  no  sole
Phoenix Tech Ltd        Com  719153108   1,514.07   388,222 SH    yes  no  sole
Take-Two Int Sftwr      OPT  874054909   1,723.80   170,000 CALL  yes  no  sole
Zymogenetics Inc        Com  98985T109   4,007.25   411,000 SH    yes  no  sole
Salesforce.com Inc      OPT  79466L952  10,531.56    94,200 PUT	  yes  no  sole
iShares FTSE/Xinhua     OPT  464287904   2,355.10    55,000 CALL  yes  no  sole
General Electric Co     OPT  369604903   3,250.00   200,000 CALL  yes  no  sole
MSCI Inc                Com  55354G100       0.03         1 CLA	  yes  no  sole
Allscripts Health Sln   OPT  01988P958      27.71     1,500 PUT   yes  no  sole
Nat Bank of Greece SA   OPT  633643907   1,758.82   806,800 CALL  yes  no  sole
Dynegy Inc	        Com  26817G300      14.29     2,935 SH    yes  no  sole
Talecris Bio Hld        Com  874227101       2.29 	100 SH	  yes  no  sole
